INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 221	$ 626
Deferred income tax liabilities	(1,280)	(1,516)
Total net deferred tax (liability) asset	(1,059)	(890)	$ (139)
Non-capital losses (Canada) | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	2	6
Losses | U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	15	160
Losses | International
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	349	308
Difference in basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax (liability) asset	$ (1,425)	$ (1,364)